SCHEDULE OF GROSS OIL AND GAS REVENUE DISAGGREGATED BY REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total oil and natural gas revenues	$ 74,592	$ 64,390
Less: Royalties	(16,068)	(13,793)
Oil and natural gas revenues, net of royalties	58,524	50,597
Oil revenue [member]
IfrsStatementLineItems [Line Items]
Total oil and natural gas revenues	68,303	59,749
Natural gas revenue [member]
IfrsStatementLineItems [Line Items]
Total oil and natural gas revenues	1,745	1,742
NGL Revenue [member]
IfrsStatementLineItems [Line Items]
Total oil and natural gas revenues	$ 4,544	$ 2,899